Intangible Assets And Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Schedule of Continuity of Intangible Assets

A continuity of the intangible assets for the year ended March 31, 2018 is as follows:

COST
	Balance at		Additions			Balance at
	April 1,		from	Disposals/	Exchange	March 31,
	2017	Additions	acquisitions	adjustments	differences	2018
Health Canada licenses	$92,200	$-	$-	$(27,600)	$-	$64,600
Distribution channel	38,900	-	-	-	-	38,900
Product rights	28,000	-	-	(28,000)	-	-
Brand	3,410	-	2,632	-	-	6,042
Import license	795	-	-	-	46	841
Software	1,197	117	-	143	(2)	1,455
Domain name	54	-	-	-	-	54
Intangibles in process	92	1,646	600	(194)	-	2,144
Internally generated intangibles in process	-	326	-	-	-	326
Total	$164,648	$2,089	$3,232	$(55,651)	$44	$114,362

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	April 1,		Disposals/	Exchange	March 31,
	2017	Amortization	adjustments	differences	2018
Health Canada licenses	$985	$2,957	$(1,318)	$-	$2,624
Distribution channel	1,000	8,077	-	-	9,077
Import license	57	155	-	7	219
Software	305	557	-	1	863
Domain name	38	15	-	-	53
Total	2,385	11,761	(1,318)	8	12,836
Net book value	$162,263				$101,526

A continuity of the intangible assets for the year ended March 31, 2017 is as follows:

COST
	Balance at		Additions			Balance at
	April 1,		from	Disposals/	Exchange	March 31,
	2016	Additions	acquisitions	adjustments	differences	2017
Health Canada licenses	$4,000	$-	$88,200	$-	$-	$92,200
Distribution Channel	-	-	38,900	-	-	38,900
Product rights	28,000	-	-	-	-	28,000
Brand	-	-	3,410	-	-	3,410
Import license	-	-	779	-	16	795
Software	-	49	516	632	-	1,197
Domain name	54	-	-	-	-	54
Intangibles in process	-	92	-	-	-	92
Total	32,054	141	131,805	632	16	164,648

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	April 1,		Disposals/	Exchange	March 31,
	2016	Amortization	adjustments	differences	2017
Health Canada licenses	$166	$819	$-	$-	$985
Distribution Channel	-	1,000	-	-	1,000
Import license	-	57	-	-	57
Software	-	31	274	-	305
Domain name	27	11	-	-	38
Total	193	1,918	274	-	2,385
Net book value	$31,861				$162,263

Schedule of Net Change in Goodwill
11.	Intangible assets and goodwill (continued)

The net change in goodwill is as follows:

As at March 31, 2016		$20,866
Additions from acquisitions of subsidiaries	10(b)	220,314
Exchange differences		191
As at March 31, 2017		241,371
Additions from acquisitions of subsidiaries	10(a)	38,758
Additions from acquisition of joint operation	13	36,400
Disposal of consolidated entity	10(c)	(2,259)
Exchange differences		653
As at March 31, 2018		$314,923